Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements of Comprehensive Income
Revenues	$ 2,829,682,404	$ 2,548,384,317	$ 2,624,576,323
Other operating income	25,547,131	37,017,880	146,258,037
Revenues and other operating income	2,855,229,535	2,585,402,197	2,770,834,360
Raw materials and consumables used	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)
Contribution Margin	843,924,131	1,210,956,558	1,349,629,109
Other work performed by the entity and capitalized	31,157,196	25,539,316	17,610,861
Employee benefits expense	(163,345,154)	(137,226,748)	(129,604,956)
Depreciation and amortization expense	(210,927,656)	(229,957,019)	(236,627,387)
Impairment (loss) reversal recognized in profit or loss	(32,898,854)	(697,806,441)	(280,762,652)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(18,765,175)	(15,167,707)	(10,047,000)
Other expenses, by nature	(189,550,825)	(190,593,334)	(184,143,140)
Operating Income	259,593,663	(34,255,375)	526,054,835
Other gains	10,137,284	9,488,815	1,793,201
Financial income	26,420,400	36,160,460	27,399,275
Financial costs	(174,043,116)	(127,408,771)	(164,897,900)
Share of profit of associates and joint ventures accounted for using the equity method	3,177,409	3,509,392	366,089
Foreign currency exchange differences	(15,334,368)	(23,272,231)	(10,412,110)
Gains or loss from indexed assets and liabilities, net (*)	5,897,520	2,085,768	(2,982,268)
Profit (loss) before taxes	115,848,792	(133,691,942)	377,321,122
Income tax expense	(15,138,658)	81,305,107	(61,227,904)
PROFIT (LOSS)	100,710,134	(52,386,835)	316,093,218
Profit (loss) attributable to
Profit (loss) attributable to owners of the parent	85,153,969	(50,860,313)	296,153,605
Profit (loss) attributable to non-controlling interests	15,556,165	(1,526,522)	19,939,613
PROFIT (LOSS)	$ 100,710,134	$ (52,386,835)	$ 316,093,218
Basic earnings per share
Basic earnings (losses) per share, continuing operations	$ 1.23	$ (0.74)	$ 4.28
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Diluted earnings per share
Diluted earnings (losses) per share	$ 1.23	$ (0.74)	$ 4.28
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Gains (losses)	$ 100,710,134	$ (52,386,835)	$ 316,093,218
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Profit (loss) from defined benefit plans	12,547,898	(8,545,834)	(7,777,204)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	12,547,898	(8,545,834)	(7,777,204)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Gains (losses) from foreign currency translation difference	197,099,813	(69,218,245)	73,114,966
Gains (losses) on measuring Financial Asset at Fair Value of Other Comprehensive Income	31	(9,125)	(3,673)
Share of other comprehensive income (loss) from associates and joint ventures accounted for using the equity method	359,797	18,982
Gains (losses) on cash flow hedges	(455,116,679)	208,749,917	(160,828,497)
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	48,145,467	58,790,411	21,654,376
Other comprehensive income that will be reclassified subsequently to profit or loss	(209,511,571)	198,331,940	(66,062,828)
Total components of other comprehensive income (loss) before taxes	(196,963,673)	189,786,106	(73,840,032)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	(3,387,932)	2,308,510	2,099,845
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	(3,387,932)	2,308,510	2,099,845
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	109,882,227	(72,741,119)	36,883,401
Income tax related to financial assets at fair value with changes in other comprehensive income	(8)	2,464	992
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	109,882,219	(72,738,655)	36,884,393
Total Other Comprehensive Income (Loss)	(90,469,386)	119,355,961	(34,855,794)
TOTAL COMPREHENSIVE INCOME	10,240,748	66,969,126	281,237,424
Comprehensive income (loss) attributable to:
Owners of Enel Chile	(17,917,889)	68,669,685	255,988,200
Non-controlling interests	28,158,637	(1,700,559)	25,249,224
TOTAL COMPREHENSIVE INCOME	$ 10,240,748	$ 66,969,126	$ 281,237,424